Intangible Assets (Details) - Schedule of Intangible Assets are Comprised of a Business-to-Business Software Platform - Finite-Lived Intangible Assets [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets are Comprised of a Business-to-Business Software Platform [Line Items]
Cost, Beginning	$ 19,517,189	$ 19,358,908
Additions	19,413	2,496,621
Impairments	(3,968,332)	(2,338,340)
Cost, Ending	15,568,270	19,517,189
Accumulated amortization, Beginning	13,123,825	10,186,402
Amortization	2,444,445	2,937,423
Accumulated amortization, Ending	15,568,270	13,123,825
Carrying amounts, Beginning	6,393,364	9,172,506
Carrying amounts, Ending	0	6,393,364
Software [Member]
Schedule of Intangible Assets are Comprised of a Business-to-Business Software Platform [Line Items]
Cost, Beginning	14,715,529	12,218,908
Additions	19,413	2,496,621
Impairments	(1,656,691)
Cost, Ending	13,078,251	14,715,529
Accumulated amortization, Beginning	11,311,681	9,582,355
Amortization	1,766,570	1,729,326
Accumulated amortization, Ending	13,078,251	11,311,681
Carrying amounts, Beginning	3,403,848	2,636,553
Carrying amounts, Ending	0	3,403,848
Customer Relationships [Member]
Schedule of Intangible Assets are Comprised of a Business-to-Business Software Platform [Line Items]
Cost, Beginning	3,170,966	4,840,000
Additions
Impairments	(1,745,854)	(1,699,034)
Cost, Ending	1,425,112	3,170,966
Accumulated amortization, Beginning	1,037,144	345,714
Amortization	387,968	691,430
Accumulated amortization, Ending	1,425,112	1,037,144
Carrying amounts, Beginning	2,133,822	4,494,286
Carrying amounts, Ending	0	2,133,822
Trade name [Member]
Schedule of Intangible Assets are Comprised of a Business-to-Business Software Platform [Line Items]
Cost, Beginning	420,833	750,000
Additions
Impairments	(420,833)	(329,167)
Cost, Ending		420,833
Accumulated amortization, Beginning
Amortization
Accumulated amortization, Ending
Carrying amounts, Beginning	420,833	750,000
Carrying amounts, Ending	0	420,833
Developed Technology [Member]
Schedule of Intangible Assets are Comprised of a Business-to-Business Software Platform [Line Items]
Cost, Beginning	1,209,861	1,550,000
Additions
Impairments	(144,954)	(340,139)
Cost, Ending	1,064,907	1,209,861
Accumulated amortization, Beginning	775,000	258,333
Amortization	289,907	516,667
Accumulated amortization, Ending	1,064,907	775,000
Carrying amounts, Beginning	434,861	1,291,667
Carrying amounts, Ending	$ 0	$ 434,861